STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 10 – STOCKHOLDERS’ EQUITY

Common Stock

During the six months ended August 31, 2011, we issued 2,150,849 shares of common stock for cash consideration of $1,221,020. We also issued 2,227,612 shares of common stock for the conversion of $1,513,841 of notes payable and accrued interest, 500,000 shares of common stock for services to be rendered in the amount of $375,000, 908,593 shares of common stock in satisfaction of $599,492 of accounts payable, and 3,042,199 shares of common stock in satisfaction of accrued and unpaid compensation.

During the six months ended August 31, 2010, we issued 757,130 shares of common stock for cash consideration of $470,925. We also issued 235,000 shares of common stock for the conversion of $124,978 of notes payable and accrued interest, 1,043,384 shares of common stock for services valued at $776,000, and 215,063 shares of common stock for the settlement of $160,990 of accounts payable.

Employee Stock Options

During the six months ended August 31, 2011, the Company granted 1,319,000 options to certain employees.  These options vest over three years, have an exercise price of $1.00, and have a five year life.  The grant date fair value of these options amounted to $503,933 which was calculated using the Black-Scholes option pricing model with the following assumptions:  risk free rate of return of 1.12%, volatility of 78.99%, a dividend yield of 0%, and an expected life of 5 years.

In September, 2006, our Board of Directors adopted the 2006 Employee Stock Option Plan. Activity in this plan is as follows:

	2006 Plan
	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Number of Options
Outstanding, February 28, 2011	$0.75	$0.00	5,304,500
Granted	$0.75-$1.00	$0.00	1,319,000
Cancelled	$0.75	$0.00	(207,278)
Outstanding, August 31, 2011	$0.75-$1.00	$0.00	6,416,222

The exercise prices for the options outstanding at August 31, 2011, and information relating to these options is as follows:

Options Outstanding				Exercisable Options
Range of Exercise Price	Number	Weighted Average Remaining Life	Weighted Average Exercise Price	Weighted Average Remaining Life	Number	Weighted Average Exercise Price
$0.75-$1.00	6,416,222	3.4 years	$0.80	3.1 years	4,861,649	$0.76

Warrants

Activity in issued and outstanding warrants is as follows:

	Number of Shares	Exercise Prices
Outstanding, February 28, 2011	8,688,576	$0.75-$4.00
Granted	16,877,787	$1.00-$1.50
Expired	(40,000)	$1.00
Outstanding, August 31, 2011	25,526,363	$0.75-$1.50

During the six months ended August 31, 2011, the Company granted 9,000,000 warrants to certain employees & directors.  These warrants vest immediately, have an exercise price of $1.00, and have a five year life.  The grant date fair value of these warrants amounted to $3,412,173 which was calculated using the Black-Scholes option pricing model with the following assumptions:  risk free rate of return of 0.98%, volatility of 78.99%, a dividend yield of 0%, and an expected life of 5 years.

The exercise prices for the warrants outstanding at August 31, 2011, and information relating to these warrants is as follows:
Range of Exercise Prices	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price of Warrants Outstanding	Weighted-Average Exercise Price of Warrants Exercisable	Intrinsic Value
$1.00	16,722,787	8,872,787	59 months	$1.00	$1.00	$0.00
$1.50	155,000	155,000	55 months	$1.50	$1.50	$0.00
$0.75-1.50	2,693,286	2,693,286	41 months	$0.90	$0.90	$0.00
$0.75-1.25	1,314,710	1,314,710	35 months	$1.25	$1.25	$0.00
$1.50	1,900,000	1,900,000	34 months	$1.50	$1.50	$0.00
$1.00-$4.00	1,934,991	1,934,991	8 months	$3.90	$3.90	$0.00
$4.00	805,589	805,589	5 months	$4.00	$4.00	$0.00
	25,526,363	17,676,363

NOTE 10 - STOCKHOLDERS' EQUITY

Common Stock

At February 28, 2011 and 2010, we had 75,000,000 shares of $0.0001 par value common stock authorized for issuance, respectively. During the years ended February 28, 2011 and 2010, we issued 8,031,895 and 6,344,291 shares of common stock, respectively.

In the year ended February 28, 2011, we issued 4,647,292 shares of common stock, with 2,069,840 five year warrants attached with exercise prices ranging from $0.75-$1.50, for cash proceeds of $2,479,487; 338,408 shares were issued upon the conversion of $181,852 of notes payable and accrued interest (a loss on conversion of $57,032 was recorded); 367,619 shares were issued in settlement of $270,029 of accounts payable; 1,618,384 shares were issued for services valued at $1,183,750; and 887,142 shares were issued to employees in lieu of $487,928 in unpaid salary.

In the year ended February 28, 2010, we issued 3,305,734 shares of common stock, with 833,721 five year warrants attached with exercise prices ranging from $0.75-$1.25, for cash proceeds of $2,104,400; 94,428 shares were issued upon the exercise of warrants for total consideration of $94,428; 844,566 shares were issued upon the conversion of $569,982 of notes payable and accrued interest; 161,082 shares were issued in settlement of $113,865 of accounts payable; 1,361,667 shares were issued for services valued at $937,010; 300,000 shares were issued to a former employee for the settlement of $294,587 of amounts owed, 151,814 shares were issued for purchase of inventory; and 125,000 shares were issued as an adjustment to the price of a previous issuance of stock.

Employee Stock Options

In September, 2006, our Board of Directors adopted the 2006 Employee Stock Option Plan, subject to shareholder approval, which was obtained at a special shareholders meeting.   Under the Plan, the Company may grant options for up to the greater of Three Million (3,000,000) or 10% of the number of shares of the common stock of Aura from time to time outstanding. The exercise price of each option shall be at least equal to the fair market value of such shares on the date of grant. The term of the options may not be greater than ten years, and they typically vest over a three year period.

During fiscal 2011, the Board of Directors determined that, in order to provide incentives to its employees, it was in the best interest of the Company to re-price the outstanding employee options that had been granted.  Accordingly, the outstanding options were re-priced to an exercise price of $0.75 with all other terms remaining the same.  In accordance with FASB ASC 718, the Company accounted for this transaction as a modification.  Accordingly, the decremental compensation cost resulting from this modification was determined to be $59,242 calculated as the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified.  The fair values were calculated using the Black-Scholes option pricing.  Assumptions used for the modified award were a risk free rate of return of 1.125%, volatility of 83.6%, a dividend yield of 0%, and an expected life of 3.5 years and 4.2 years.

Also during the year ended February 28, 2011, the Company granted 424,000 options to certain employees.  These options vest over three years, have an exercise price of $.75, and have a five year life.  The grant date fair value of these options amounted to $94,360 which was calculated using the Black-Scholes option pricing model with the following assumptions:  risk free rate of return of 1.125%, volatility of 90.39%, a dividend yield of 0%, and an expected life of 5 years.

The Company incurred stock options related expenses of $162,940 and $6,221,074, during the years ended February 28, 2011 and 2010, respectively.

Activity in this plan is as follows:

	2006 Plan
	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Number of Options
Outstanding, February 28, 2009	$2.00-3.00		1,913,000
Granted	$1.50		6,915,500
Cancelled	$1.50-3.00		(2,545,000)
Outstanding, February 28, 2010	$1.50	$0.00	6,283,500
Granted	$0.75		424,000
Cancelled	$1.50		(3,000)
Re-characterized	$1.50		(1,400,000)
Outstanding, February 28, 2011	$0.75	$0.00	5,304,500

The exercise prices for the options outstanding at February 28, 2011, and information relating to these options is as follows:

Options Outstanding				Exercisable Options
Range of Exercise Price	Number	Weighted Average Remaining Life	Weighted Average Exercise Price	Weighted Average Remaining Life	Number	Weighted Average Exercise Price
$0.75	5,304,500	3.6 years	$0.75	3.6 years	4,795,584	$0.75

The weighted average fair values of the options on the date of grant for the year ended February 28, 2011 and 2010 were $0.48 per share and $0.83 per share, respectively.

During the year ended February 28, 2011, 1,400,000 employee stock options previously granted to our CEO under the 2006 Employee Stock Option Plan were re-characterized as warrants with the same terms and conditions.

A summary of the status of the Company’s non-vested shares as of February 28, 2011, and changes during the year ended February 28, 2011, is presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at February 28, 2010	330,962	$0.83
Granted	424,000	$0.48
Vested	(244,005)	$0.83
Cancelled	(2,041)	$0.83

Non-vested at February 28, 2011	508,916	$0.48

As of February 28, 2011, there was $354,425 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.75 years.

Warrants

Activity in issued and outstanding warrants is as follows:

	Number of Shares	Exercise Prices
Outstanding, February 28, 2010	6,612,793	$0.75-4.00
Granted	2,319,840	$0.75-1.50
Re-characterized	1,400,000	$1.50
Expired	(1,644,057)	$4.00
Outstanding, February 28, 2011	8,688,576	$0.75-4.00

During the year ended February 28, 2011, 250,000 warrants were granted to Board members. The warrants have an exercise price of $0.75. The grant date fair value of the warrants amounted to $119,156 which was calculated using the Black-Scholes option pricing model with the following assumptions: risk free rate of return of 1.125%, volatility of 83.6%, a dividend yield of 0%, and an expected life of five years. During the year ended February 28, 2011, the Company also granted 2,069,840 five year warrants attached to private placement of stock, with exercise prices ranging from $0.75-$1.50. The Company incurred warrants related expenses of $9,963 during the year ended February 28, 2011.

The exercise prices for the warrants outstanding at February 28, 2010, and information relating to these warrants is as follows:

Range of Exercise Prices	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price of Warrants Outstanding	Weighted-Average Exercise Price of Warrants Exercisable	Intrinsic Value
$0.75-1.50	2,693,286	2,693,286	47 months	$0.90	$0.90	$0.00
$0.75-1.25	1,354,710	1,354,710	41 months	$1.25	$1.25	$0.00
$1.50	1,900,000	1,900,000	40 months	$1.50	$1.50	$0.00
$1.00-$4.00	1,934,991	1,934,991	14 months	$3.90	$3.90	$0.00
$4.00	805,589	805,589	11months	$4.00	$4.00	$0.00
	8,688,576	8,688,576